Related Party Transactions and Balances - Schedule of Transactions with Related Parties (Details) - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Payment of dividends
Payment of dividends		$ 57,513	$ 57,753
Net settlement
Net settlement related to dividend payables		688,314	4,567,520
Payables of continuing operations		1,454,026	437,699
Payables of discontinued operations			961,649
Related Party [Member]
Sales of products to related parties
Sales of products to related parties		95,312
Purchase of products from related parties
Purchase of products from related parties			866,846
Service fees charged by related parties
Service fees charged by related parties			98,666
Payment of dividends
Payment of dividends		57,513	57,753
Net settlement
Reduction of dividend payables due to disposal of discontinued operations	[1]		9,988,060
Net settlement related to dividend payables	[1]	688,314	4,567,520
Payables of continuing operations	[1]	1,454,026	437,699
Payables of discontinued operations	[1]		961,649
Net settlement of due from related parties with due to related parties, total	[1]	2,142,340	15,954,928
Mr. Wang Jixiang [Member] | Related Party [Member]
Sales of products to related parties
Sales of products to related parties		95,312
Youshan [Member] | Related Party [Member]
Purchase of products from related parties
Purchase of products from related parties			866,846
Jingrong [Member] | Related Party [Member]
Service fees charged by related parties
Service fees charged by related parties			98,666
Healthy Great [Member]
Payment of dividends
Payment of dividends		19,171
Smartest Star [Member]
Payment of dividends
Payment of dividends		19,171
Scenery [Member]
Payment of dividends
Payment of dividends		19,171
Mr. Zhu Jian [Member] | Related Party [Member]
Payment of dividends
Payment of dividends			19,251
Mr. Wang Jun [Member] | Related Party [Member]
Payment of dividends
Payment of dividends			19,251
Mr. Tang Jing [Member] | Related Party [Member]
Payment of dividends
Payment of dividends			$ 19,251

[1]	During the six months ended June 30, 2025, the Company and certain related parties entered into certain net settlement agreements, pursuant to which all parties agreed that: 1) the Company’s dividend payables of $9,988,060 was reduced due to disposal of discontinued operations; 2) the Company’s dividend payables of $4,567,520 was netted off against the Company’s receivables of $4,567,520 as recorded in continuing operations; and 3) the Company’s payables of $1,399,348 was netted off against the Company’s receivables of $1,399,348 due from respective related parties. Among the Company’s payables of $1,399,348 due to related parties, $437,699 and $961,649 were related to payables of continuing operations and discontinued operations, respectively.